Shareholders’ equity (Details Narrative) $ in Thousands			3 Months Ended
	May 03, 2024	May 01, 2024	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options, granted				3,500
Compensation expenses | $			$ 8	$ 17
Long term incentive plan [member]
IfrsStatementLineItems [Line Items]
Number of options, granted
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-4
Nonadjusting event [member] | Board of directors [member]
IfrsStatementLineItems [Line Items]
Reverse stock split		1-for-4